Dividends Paid and Proposed	12 Months Ended
Dec. 31, 2025
Dividends Paid and Proposed [Abstract]
Dividends Paid and Proposed	11 Dividends Paid and Proposed
Dividends of $42.2m were paid to ordinary shareholders during the year ended 31 December 2025
(2024: $63.8m; 2023: $45.0m) as follows:
•Fourth interim dividend for the year ended 31 December 2024 paid at $0.14 per share.
•First, second and third interim dividends for the year ended 31 December 2025 paid at $0.15 per share
Refer to note 31 for dividends paid to holders of Additional Tier 1 securities.